UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8977

Genworth Financial Asset Management Funds
(Exact name of registrant as specified in charter)

16501 Ventura Blvd., Suite 201
Encino, CA  91436-2007
(Address of principal executive offices) (Zip code)

Carrie Hansen
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA  94523
(Name and address of agent for service)

(925) 521-2244
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2007
Genworth Financial Contra Fund
(Unaudited)

Contracts		Value
	PUT OPTIONS - 86.96%
850	Russell 2000 Index
	Expiration: September, 2007
	Exercise Price: $790.000	$1,508,750
3,200	Russell 2000 Index
	Expiration: September, 2007
	Exercise Price: $800.000	6,448,000
200	S&P 500 Index
	Expiration: September, 2007
	Exercise Price: $1,425.000	358,000
3,700	S&P 500 Index
	Expiration: September, 2007
	Exercise Price: $1,435.000	7,289,000
14,000	S&P 500 Index
	Expiration: September, 2007
	Exercise Price: $1,450.000	31,780,000

	TOTAL PUT OPTIONS (Cost $33,758,908)	47,383,750
Principal
Amount
	SHORT TERM INVESTMENTS - 12.62%
	U.S. Treasury Obligations - 9.44%
	U.S. Treasury Bills
$2,250,000	4.865%, 09/20/2007	2,226,600
2,950,000	4.875%, 09/27/2007	2,916,707
		5,143,307
	US Government Agency Issues - 3.18%
1,731,000	FHLB Discount Note
	0.000%, 07/02/2007	1,730,780

	TOTAL SHORT TERM INVESTMENTS (Cost $6,875,530)	6,874,087

	Total Investments (Cost $40,634,438) - 99.58%	54,257,837
	Other Assets in Excess of Liabilities - 0.42%	231,573
	TOTAL NET ASSETS - 100.00%	$54,489,410

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$40,634,438
	Gross unrealized appreciation	13,757,843
	Gross unrealized depreciation	(134,444)
	Net unrealized appreciation	$13,623,399

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Genworth Financial Asset Management Funds

By (Signature and Title) /s/ Gurinder Ahluwalia
Gurinder Ahluwalia, President

Date                      8/15/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Gurinder Ahluwalia
Gurinder Ahluwalia, President

Date      8/15/2007

By (Signature and Title)*    /s/ Carrie Hansen
Carrie Hansen, Treasurer

Date       8/15/2007
* Print the name and title of each signing officer under his or her signature.